Q India Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)
COMMON STOCKS — 96.92% Shares Fair Value
India — 96.92%
Communications — 2.04%
Bharti Airtel Ltd. 924 $ 17,837
Consumer Discretionary — 9.95%
Bajaj Auto Ltd. 226 21,449
Crompton Greaves Consumer Electricals Ltd. 12,680 30,836
Hero MotoCorp Ltd. 408 22,403
Mahindra & Mahindra Ltd. 392 12,490
87,178
Energy — 3.06%
Exide Industries Ltd. 8,625 26,803
Financials — 43.38%
Aditya Birla Sun Life Asset Management Co. Ltd. 4,222 40,203
Axis Bank Ltd. 2,487 31,289
HDFC Bank Ltd. 5,658 45,019
ICICI Bank Ltd. 2,994 39,042
ICICI Lombard General Insurance Co. Ltd. 1,163 21,526
ICICI Prudential Life Insurance Co. Ltd. 7,402 40,662
IndusInd Bank Ltd. 2,688 21,873
Kotak Mahindra Bank Ltd. 10,635 40,667
LIC Housing Finance Ltd. 5,907 31,590
Star Health and Allied Insurance Co. Ltd.
(a)
7,371 36,400
State Bank of India 3,010 31,888
380,159
Health Care — 5.92%
Cipla Ltd. 2,169 28,709
Dr Reddy's Laboratories Ltd. 1,703 23,186
51,895
Industrials — 5.29%
CMS Info Systems Ltd. 6,735 19,264
Container Corporation of India Ltd. 5,891 27,072
46,336
Materials — 3.38%
Nuvoco Vistas Corporation Ltd.
(a)
9,135 27,821
Tata Steel Ltd. 857 1,786
29,607
Real Estate — 2.04%
Godrej Properties Ltd.
(a)
1,125 17,893
Technology — 17.35%
Infosys Ltd. 3,388 46,419
Tata Consultancy Services Ltd. 1,734 44,353
Tech Mahindra Ltd. 2,017 30,435
Wipro Ltd. 15,054 30,787
151,994
Utilities — 4.51%
GAIL India Ltd. 14,394 21,430

Q India Equity Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
COMMON STOCKS — 96.92% - (continued) Shares Fair Value
Utilities — 4.51% - (continued)
Gujarat State Petronet Ltd. 7,340 $ 18,088
39,518
Total Common Stocks (Cost $1,058,563) 849,220
MONEY MARKET FUNDS — 5.49%
U.S. Bank Money Market Deposit Account, 3.31%
(b)
48,121 48,121
Total Money Market Funds (Cost $48,121) 48,121
Total Investments — 102.41%
    (Cost $1,106,684) 897,341
Liabilities in Excess of Other Assets — (2.41)% (21,141)
NET ASSETS — 100.00% $ 876,200
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2026.